Income Taxes (Tables)	12 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Provision for income taxes for continuing operations (in thousands)
	2016	2015	2014
Current:
Federal	$1,247	2,315	2,081
State	334	408	424
	1,581	2,723	2,505
Deferred	2,067	(588)	(461)

Total	$3,648	2,135	2,044

Income tax reconciliation at statutory Federal income tax rate (in thousands)
	2016	2015	2014
Amount computed at statutory
Federal rate	$3,180	1,862	1,804
State income taxes (net of Federal
income tax benefit)	440	257	233
Other, net	28	16	7
Provision for income taxes	$3,648	2,135	2,044

Deferred tax assets and liabilities (in thousands)

	2016	2015
Deferred tax liabilities:
Property and equipment	$12,156	10,684
Prepaid expenses	134	—
Gross deferred tax liabilities	12,290	10,684
Deferred tax assets:
Insurance liabilities	184	656
Employee benefits and other	1,627	1,694
Gross deferred tax assets	1,811	2,350
Net deferred tax liability	$10,479	8,334